     VALOR INVESTMENT
     FUND, INC.
     Financial Statements for the
     Year Ended July 31, 2001, and
     Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2001







To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2001, are included in this Annual Report. Net assets at July 31, 2001 were $13,957,853 equal to $15.80 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2000 was $15.48 per share, based on the same number of outstanding shares. The increase in net asset value at July 31, 2001 from the net asset value at July 31, 2000 is primarily due to an increase in unrealized appreciation of investments in securities.

Your Company's net investment income for the year August 1, 2000 to July 31, 2001 was $711,782. Your Company has paid dividends of $0.82 per share of common stock from net investment income during fiscal 2001. The $0.82 is further broken down into $0.42 and $0.40 per share of common stock that were paid on November 1, 2000 and May 1, 2001, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2001.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Company.

Respectfully submitted,



/s/ William B. Klinsky, President



William B. Klinsky,
President

INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 2001, and the related statements of operations and shareholders' investment for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company, as of July 31, 2001, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


September 21, 2001

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities - at market value (cost of $13,156,876)                                         $13,766,737
  Interest receivable                                                                                           200,126
  Prepaid expenses                                                                                                3,990
                                                                                                            -----------
           Total assets                                                                                      13,970,853
                                                                                                            -----------

LIABILITIES - Accrued expenses                                                                                   13,000
                                                                                                            -----------
           Total liabilities                                                                                     13,000
                                                                                                            -----------

NET ASSETS (equivalent to $15.80 per share based on 883,525 shares of
  common stock outstanding at July 31, 2001)                                                                $13,957,853
                                                                                                            ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2001
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL         AMORTIZED
                                                                                        AMOUNT             COST             MARKET
MONEY MARKET FUNDS -
  One Group Municipal Money Market Fund                                               $   72,758        $   72,758        $   72,758

SHORT-TERM MUNICIPAL BONDS:
  Hillman MI Cmty Schools, 6.625%, May 5, 2002
                                                                                         100,000           102,327           102,887
  Utica Community Schools, MI, 4.250%, May 1, 2002                                       100,000           100,178           101,145
                                                                                      ----------        ----------        ----------
          Total short-term municipal bonds                                               200,000           202,505           204,032

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012                                    275,000           273,266           292,127
  Ann Arbor General Obl., 6.000%, September 1, 2009                                      100,000           100,003           101,771
  Avondale School District, 5.800%, May 1, 2015                                          140,000           140,000           154,864
  Bay County General Obl, 6.500%, May 1, 2004                                            500,000           500,000           514,235
  Berkley City Sch Dist MI FGIC, 5.625%, January 1, 2015                                 270,000           264,755           291,713
  Big Rapids MI Public School District, 5.00%, May 1, 2019                               150,000           149,990           149,639
  Brandon School District, 5.600%, May 1, 2010                                           100,000            99,192           109,682
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                             100,000           100,000           103,953
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                                        150,000           150,000           157,008
  Carrollton Public School District, 6.400%, May 1, 2004                                  65,000            64,917            67,505
  Carrollton Public School District, 6.400%, May 1, 2005                                  75,000            74,870            77,891
  Carrollton Public School District, 6.400%, May 1, 2006                                  75,000            74,836            77,891
  Carrollton Public School District, 6.400%, May 1, 2007                                  75,000            74,804            77,900
  Cass Cnty MI Sew Disp Sys - ONTWA Twp., 5.5%, May 1, 2018                              100,000            98,411           103,548
  Cedar Springs Public School District, 5.875%, May 1, 2014                              250,000           248,870           270,825
  Central Michigan University Rev., 5.500%, October 1, 2010                              200,000           200,000           209,320
  Central Michigan University Rev., 6.000%, October 1, 2013                              100,000           100,717           105,323
  Cheboygan General Obligation, 5.400%, November 1, 2015                                 100,000            99,126           105,163
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013                                  100,000           100,000           105,853
  Chicago, Illinois General Obl., 6.250%, January 1, 2012                                200,000           205,152           206,716
  Chicago O'Hare Arpt. Intl Rev., 6.75%, January 1, 2018                                 230,000           248,097           237,537
  Chicago, Illinois Tax Increment, 0%, November 15, 2010                                 100,000           100,000           100,806
  Clawson City School Dist., 4.900%, May 1, 2013                                         200,000           199,188           203,900
  Clintondale Comm. Schools, 6.500%, May 1, 2010                                         100,000            99,719           107,252
  Cook County General Obl., 5.400%, November 15, 2008                                    200,000           200,000           214,454
  Coopersville Area Mich Pub Schools, 5.00%, May 1, 2024                                 100,000            98,360            98,390
  Desoto Independent School Dist, 4.90%, August 15, 2014                                  75,000            75,000            75,004
  East Grand Rapids, MI Pub Schools, 5.75%, May 1, 2018                                  150,000           154,689           166,913
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                                 150,000           147,160           163,617
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009                           140,000           130,379           132,600
  Ferndale School District, 5.375%, May 1, 2016                                          100,000            98,444           102,409
  Flat Rock Comm. School District, 5.25%, May 1, 2010                                    125,000           123,907           129,416
  Florida State Board of Education, 6.000%, May 1, 2005                                  500,000           500,000           515,025
                                                                                      ----------        ----------        ----------

           Total forward                                                               5,295,000         5,293,852         5,530,250

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2001
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL          AMORTIZED
                                                                                   AMOUNT               COST                MARKET
         Total forward                                                           $ 5,295,000         $ 5,292,852         $ 5,530,250

Florida State Board of Education, 5.200%, June 1, 2016                                25,000              23,412              25,259
Grand Haven Area Pub. Schools, 6.050%, May 1, 2014                                   165,000             163,824             176,708
Grand Ledge Public Schools, 6.400%, May 1, 2008                                       50,000              52,559              55,080
Greenville Public Schools, 5.000%, May 1, 2014                                       300,000             299,222             305,655
Grosse Isle General Obligation, 5.200%, March 1, 2008                                 25,000              24,780              25,517
Hudsonville Public Schools, 6.000%, May 1, 2009                                      100,000             100,000             109,114
Huron Valley School District MI FGIC, 5.875%, May 1, 2016                            100,000              99,243             111,002
Illinois State Sales Tax Revenue, 5.400%, June 15, 2013                              150,000             147,076             155,067
Kalamazoo Water Revenue MI FSA, 5.625%,
  September 1, 2011                                                                  100,000              98,868             107,133
Kentwood Public Schools, 6.400%, May 1, 2015                                         500,000             500,000             523,650
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                                    180,000             179,596             185,258
Lincoln Consolidated School District, 5.800%, May 1, 2114                            115,000             115,000             124,399
Lowell Mich. Area Schools 5.4%, May 1, 2017                                           50,000              50,000              52,148
Lyon Twp., 5.40%, May 1, 2019                                                        100,000              99,421             103,156
Marysville Public School District, 5.750%, May 1, 2014                               150,000             148,597             161,400
Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008                              170,000             170,594             175,697
Michigan Municipal Bond Auth. Rev., 5.400%,
  October 1, 2014                                                                    100,000              97,232             103,072
Michigan Municipal Bond Auth Rev, 5.400%, November 1, 2016                           100,000              99,489             104,508
Michigan Public Power Agency Revenue, 5.500%,
  January 1, 2113                                                                    100,000              99,645             102,811
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020                             250,000             246,578             256,453
Michigan State Bldg. Auth. Rev., 5.30%, October 1, 2016                              100,000              99,067             101,816
Michigan State Hospital Finance Authority, 5.375%,
  October 15, 2013                                                                    95,000              95,635              95,809
Michigan State Hospital Finance Authority, 5.25%,
  November 1, 2015                                                                   180,000             185,343             185,519
Michigan State Housing Development Authority Revenue,
  5.600%, December 1, 2009                                                           155,000             155,000             158,576
Millington Community School Dist., 5.700%, May 1, 2005                               100,000              98,054             101,519
Monroe County General Obl., 5.250%, November 1, 2002                                  65,000              39,790              40,621
Mount Pleasant Water Revenue, 6.000%, February 1, 2015                               340,000             335,856             369,067
New York, NY Series H, 5.00%, March 15, 2018                                         120,000             119,556             121,176
Novi Community School District, 6.1250%, May 1, 2013                                 250,000             250,245             268,178
Oakland County General Obl., 6.200%, May 1, 2003                                     500,000             497,336             509,095
Oakland County General Obl., 6.000%, November 1, 2011                                115,000             114,345             120,239
Oakland County General Obl., 6.000%, November 1, 2013                                145,000             143,096             152,164
Orange County Sales Tax Rev., 5.250%, January 1, 2016                                150,000             148,510             151,956
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003                              250,000             250,397             263,595
Petoskey Public School Dist, 4.750%, May 1, 2016                                     125,000             124,806             123,945
Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                                       35,000              34,777              38,462
                                                                                 -----------         -----------         -----------

         Total forward                                                            10,850,000          10,799,801          11,295,074

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2001
--------------------------------------------------------------------------------


                                                                           PRINCIPAL        AMORTIZED
                                                                            AMOUNT             COST            MARKET


           Total forward                                                 $10,850,000       $10,799,801       $11,295,074

  St. Lucie County School Board, 5.375%, July 1, 2013                        150,000           150,000           154,388
  San Antonio General Obligation, 5.750%, August 1, 2013                     110,000           110,192           112,995
  Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009                     50,000            50,000            53,549
  South Range Local School Dist., 6.15%, December 1, 2018                    100,000           104,796           105,097
  Tecumseh Mich. Public Schools 5.50%, May 1, 2019                           250,000           250,000           261,455
  Texas Mun. Pwr. Agency Rev. 5.50%, September 1, 2013                        95,000            95,000            95,221
  University of Michigan, Revenue, 5.800%, April 1, 2010                     230,000           230,000           243,471
  Warren Consolidated Sch Dist MI MBIA, 5.50%, May 1, 2014                   200,000           195,411           206,190
  Washoe County General Obl., 6.200%, April 1, 2010                          185,000           184,219           194,217
  Wayne County Mich Community College, 5.35%, July 1, 2015                   150,000           148,515           156,971
  Western MI Univ Revs Gen Ser A, 5%, July 15, 2021                          100,000            88,679            99,249
  Yale Public Schools District, MI, 5.000%, May 1, 2005                      125,000           125,000           129,979
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                            100,000           100,000           109,170
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                            250,000           250,000           272,925
                                                                         -----------       -----------       -----------

           Total long-term municipal bonds                                12,945,000        12,881,613        13,489,951
                                                                         -----------       -----------       -----------

TOTAL INVESTMENTS                                                        $13,217,758       $13,156,876       $13,766,741
                                                                         ===========       ===========       ===========


See notes to financial statements.                                   (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2001
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest income                                                                      $  769,705
  Gain on disposition                                                                       6,300
                                                                                       ----------
          Total investment income                                                         776,005

EXPENSES:
  Professional fees                                                                        48,135
  Custodian fees                                                                           13,875
  Other                                                                                     2,213
                                                                                       ----------
           Total expenses                                                                  64,223
                                                                                       ----------
NET INVESTMENT INCOME (equivalent to $0.81 per share based on
  883,525 shares of common stock outstanding at July 31, 2001)                            711,782

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                     319,126
  End of period                                                                           609,861
                                                                                       ----------

INCREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                                    290,735
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $1,002,517
                                                                                       ==========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 2001
--------------------------------------------------------------------------------


                                                COMMON STOCK
                                          -------------------------                                NET      APPRECIATION
                                          SHARES                       PAID-IN     RETAINED     INVESTMENT        OF
                                         (NOTE 4)       PAR VALUE      SURPLUS     EARNINGS       INCOME     INVESTMENTS      TOTAL
BALANCE AT AUGUST 1, 2000                  883,525      $883,525      $180,944   $11,967,524    $ 328,973     $319,126  $13,680,092

  Net increase in net assets resulting
    from operations                                                                               711,782      290,735    1,002,517

  Dividends to shareholders
    ($0.82 per share)                                                                            (724,756)                 (724,756)
                                          --------      --------      --------   -----------    ---------     --------  ------------

BALANCE AT JULY 31, 2001                   883,525      $883,525      $180,944   $11,967,524    $ 315,999     $609,861  $13,957,853
                                          ========      ========      ========   ===========    =========     ========  ============


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2001 AND 2000
--------------------------------------------------------------------------------


                                                                          2001                 2000

OPERATIONS:
  Net investment income                                               $    711,782       $    722,789
  Increase in unrealized appreciation                                      290,735           (189,356)
                                                                      ------------       ------------

           Net increase in net assets resulting from operations          1,002,517            533,433

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                  724,756            724,939
                                                                      ------------       ------------

INCREASE (DECREASE) IN NET ASSETS                                          277,761           (191,506)

NET ASSETS:
  Beginning of period                                                   13,680,092         13,871,598
                                                                      ------------       ------------

  End of period                                                       $ 13,957,853       $ 13,680,092
                                                                      ============       ============


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2001
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2001.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2001:

Balance, August 1, 2000                                                          $ 13,171,647

  Plus:
    Purchases                                                                       3,066,710
    Premium amortization net of discount accretion                                      4,127
  Less:
    Matured securities                                                               (375,000)
    Redeemed securities                                                            (2,711,495)
                                                                                 ------------

Balance, July 31, 2001                                                           $ 13,155,989
                                                                                 ============


      Approximately $1,327,107 in purchases and $1,320,418 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 2001, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 2001.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,075,758 at July 31, 2001. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

Aggregate gross unrealized depreciation                                              $  (11,837)
Aggregate gross unrealized appreciation                                                 728,184
                                                                                     ----------

Net unrealized appreciation                                                          $  716,347
                                                                                     ==========


6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the year:

                                                                            YEAR ENDED JULY 31
                                              -------------------------------------------------------------------------------
                                                    2001             2000             1999            1998             1997
Investment income                             $      0.88      $      0.89      $      0.87      $      0.91      $      0.93
Expenses                                            (0.07)           (0.07)           (0.05)           (0.06)           (0.06)
                                              -----------      -----------      -----------      -----------      -----------
Net investment income                                0.81             0.82             0.82             0.85             0.87

Dividends from net investment income                (0.82)           (0.82)           (0.84)           (0.85)           (0.91)
Increase (decrease) in unrealized
  appreciation                                       0.33            (0.22)           (0.25)            0.05             0.39
                                              -----------      -----------      -----------      -----------      -----------

Increase (decrease) in net asset value               0.32            (0.22)           (0.27)            0.05             0.35
Net asset value - beginning                         15.48            15.70            15.97            15.92            15.57
                                              -----------      -----------      -----------      -----------      -----------

Net asset value - ending                      $     15.80      $     15.48      $     15.70      $     15.97      $     15.92
                                              ===========      ===========      ===========      ===========      ===========

Weighted average shares
  outstanding during the year                     883,525          883,525          883,525          883,525          883,525
                                              ===========      ===========      ===========      ===========      ===========



7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 2001:

Alaska                                                          $ 17,685
California                                                         2,700
Florida                                                           68,653
Illinois                                                          51,663
Michigan *                                                       572,853
Nevada                                                            12,381
New York                                                           1,242
Ohio                                                               4,923
Oregon                                                             7,710
Texas                                                             19,104
Washington                                                        10,789
                                                                --------
Total                                                           $769,703
                                                                ========


           * Included in the Michigan total is $3,300 interest earned on a tax-exempt money market fund for the year ended July 31, 2001.

                                     ******